Unaudited Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance as of, Value at Dec. 31, 2011	$ 329,986	$ 6	$ 519,971	$ (141,137)	$ (48,854)
Balance as of, Shares at Dec. 31, 2011		60,300,000
Net income	45,681				45,681
Dividends	(34,587)				(34,587)
Other comprehensive income/ (loss)	(12,612)			(12,612)
Follow-on offering proceeds, net, value	100,991	1	100,990
Follow-on offering proceeds, net, shares		7,500,000
Follow-on offering expences	(407)		(407)
Balance as of, value at Jun. 30, 2012	429,052	7	620,554	(153,749)	(37,760)
Balance as of, shares at Jun. 30, 2012		67,800,000
Balance as of, Value at Dec. 31, 2012	520,452	8	714,100	(152,842)	(40,814)
Balance as of, Shares at Dec. 31, 2012		74,800,000
Net income	55,291				55,291
Dividends	(40,392)				(40,392)
Other comprehensive income/ (loss)	55,507			55,507
Balance as of, value at Jun. 30, 2013	$ 590,858	$ 8	$ 714,100	$ (97,335)	$ (25,915)
Balance as of, shares at Jun. 30, 2013		74,800,000